Commitments and Contingencies - Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Current liabilities	$ 66	$ 71
Non-current liabilities	130	$ 148
Total jackpot liabilities	$ 196